ACCRUED AND OTHER LIABILITIES (Tables)	12 Months Ended
Jun. 26, 2019
ACCRUED AND OTHER LIABILITIES [Abstract]
Other Accrued Liabilities
Other accrued liabilities consist of the following:

	June 26, 2019	June 27, 2018
Deferred liabilities and sale leaseback gains(1)	$19.3	$15.5
Insurance	17.9	17.8
Property tax	17.3	17.4
Dividends	14.9	16.3
Sales tax	14.6	14.2
Interest	7.5	7.8
Straight-line rent(2)	5.1	5.2
Landlord contributions	2.7	2.7
Deferred franchise and development fees(3)	1.4	—
Cyber security incident(4)	0.8	1.4
Other(5)	29.9	28.9
	$131.4	$127.2

(1)
Deferred liabilities and sale leaseback gains at June 26, 2019 relates to $19.3 million for the current portion of the deferred gain related to the sale leaseback transactions executed during the fiscal year ended June 26, 2019. As of June 27, 2018, Deferred liabilities and sale leaseback gains primarily includes $13.7 million related to the sale of our previous corporate headquarters location that was recognized during fiscal 2019. Refer to Note 3 - Sale Leaseback Transactions and Note 5 - Other Gains and Charges for further details.

(2)
Straight-line rent includes the current portion of the straight-line rent of operating leases. During the fiscal years ended June 26, 2019, June 27, 2018 and June 28, 2017, $1.0 million of expenses, $0.9 million of credit and $0.5 million of credit, related to straight-line rent were recognized into Restaurant expenses in the Consolidated Statements of Comprehensive Income, respectively.

(3)
Deferred franchise and development fees relates to the current portion of upfront initial franchise and development fees recorded as part of adopting ASC 606. Refer to Note 2 - Revenue Recognition for further details, and the Other liabilities table below for the long-term portion of the deferred revenues.

(4)	Cyber security incident accrual relates to the fiscal 2018 event, refer to Note 15 - Commitments and Contingencies for further details.
(5)
Other primarily consists of accruals for certain lease reserves, utilities, banquet deposits for Maggiano’s events, rent-related expenses and other various accruals.

Other Liabilities
Other liabilities consist of the following:

	June 26, 2019	June 27, 2018
Straight-line rent(1)	$57.2	$55.6
Insurance	36.8	40.1
Landlord contributions(2)	32.9	23.3
Deferred franchise and development fees(3)	14.8	—
Unfavorable leases	2.8	3.8
Unrecognized tax benefits	2.1	2.9
Other	6.4	6.0
	$153.0	$131.7

(1)
Straight-line rent is the long-term portion of the straight-line rent of operating leases. The June 26, 2019 balance includes $2.8 million for the straight-line rent accrued for 152 restaurants sold as part of the sale leaseback transactions. Refer to Note 3 - Sale Leaseback Transactions for more details, and the above Other accrued liabilities table for the current portion of straight-line rent recorded.

(2)	Landlord contributions as of June 26, 2019 includes $10.0 million related to the construction allowance associated with the new corporate headquarters location.
(3)
Deferred franchise and development fees relates to the long-term portion of upfront initial franchise and development fees recorded as part of adopting of ASC 606. Refer to Note 2 - Revenue Recognition for further details, and the Other accrued liabilities table above for the current portion of the deferred revenues.